Operating Leases - Lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Operating Leases
Right-of-use assets	$ 2,126,000	$ 1,269,000
Lease liability		$ 1,269,000
Lease cost	$ 800,000
Weighted average discount rate (as a percent)	7.20%
Weighted average remaining lease term		1 year 1 month 6 days
Partnership's lease liabilities from leased-in equipment
2025		$ 1,223,000
2026		98,000
Total		1,321,000
Less imputed interest		52,000
Carrying value of operating lease liabilities		$ 1,269,000
Recife Knutsen
Operating Leases
Weighted average discount rate for the operating leases determined using the expected incremental borrowing rate for a loan facility of similar term	7.60%